DIVIDENDS (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement1 [Line Items]
Interim dividend for the year ended 31 December	$ 13,546	$ 0	$ 0
Interim dividend per share	$ 0.72	$ 0	$ 0